Employee benefit plans - Information about Plan Assets for which Level 3 Inputs are Utilized to Determine Fair Value (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		¥ 233,837	¥ 220,873
Fair value of plan assets at end of year		232,027	233,837
Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		6,793
Fair value of plan assets at end of year		7,510	6,793
Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year	[1]	67,002
Fair value of plan assets at end of year	[1]	60,633	67,002
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		55,338	24,055
Unrealized and realized gains / loss		(4,052)	1,789
Purchases / sales and other settlement		3,923	29,494
Fair value of plan assets at end of year		55,209	55,338
Level 3 [Member] | Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		6,793	12,235
Unrealized and realized gains / loss		(2,034)	(2,147)
Purchases / sales and other settlement		2,751	(3,295)
Fair value of plan assets at end of year		7,510	6,793
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year	[1]	48,545	11,820
Unrealized and realized gains / loss		(2,018)	3,936
Purchases / sales and other settlement		1,172	32,789
Fair value of plan assets at end of year	[1]	¥ 47,699	¥ 48,545

[1]	Includes hedge funds and real estate funds.